Share-Based Compensation Plans - Options (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Oct. 31, 2018	Dec. 31, 2018	Jun. 30, 2019	Apr. 08, 2019
Stock Options
Share-Based Compensation Plans
Exercise period following a change in control			15 days
Tradeweb Markets LLC
Assumption used in the Black-Scholes model
Share Price				$ 27.00
Tradeweb Markets LLC | Successor | Stock Options
Assumption used in the Black-Scholes model
Weighted Average Expected Life (years)		5 years 8 months 12 days
Weighted Average Risk Free Interest Rate		2.94%
Weighted Average Expected Volatility		20.00%
Weighted Average Expected Dividend Yield		4.02%
Share Price		$ 25,657
Exercise Price		$ 28,594
Number of Options
Outstanding, beginning of period	0	0	13,025.8
Granted		13,025.8
Outstanding, end of period		13,025.8
Weighted Average Grant Date Fair Value of Options
Outstanding, beginning of period	$ 0	$ 0	$ 2,569
Granted		2,569
Outstanding, end of period		$ 2,569
Additional disclosures
Intrinsic value, options outstanding, end of period		$ 4,741
Weighted Average Exercise Price		$ 28,594
Weighted Average Remaining Contractual Life (years)		9 years 9 months 18 days
Tradeweb Markets LLC | Successor | Stock Options | Recapitalization
Number of Options
Outstanding, beginning of period	0	0	18,091,793
Granted		18,091,793
Outstanding, end of period		18,091,793
Weighted Average Grant Date Fair Value of Options
Outstanding, beginning of period	$ 0.00	$ 0.00	$ 1.85
Granted		1.85
Outstanding, end of period		$ 1.85
Additional disclosures
Intrinsic value, options outstanding, end of period		$ 4,741
Weighted Average Exercise Price		$ 20.59
Weighted Average Remaining Contractual Life (years)		9 years 9 months 18 days
Tradeweb Markets LLC | Successor | Option Plan | Stock Options
Share-Based Compensation Plans
Shares reserved for future issuance		13,912.7
Vesting period	10 years
Exercise period following a change in control		15 days